Note 18 - Total Sales	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
18—
TOTAL SALES

Amount of net sales derived from our operations in Asia, France, the United States. and other geographical areas, are as follows:

Primary geographical markets (€)	2019	2018	2017
Asia	17,939	14,119	13,461
France	11,350	11,577	10,573
United States	5,194	2,048	1,748
Others geographical areas	10,377	11,419	9,904
	44,859	39,163	35,686

The amount of net sales is recognized following the timing above:

Timing of revenue recognition	2019	2018	2017
Products transferred at a point in time	36,767	31,373	28,760
Products and services transferred over time	8,092	7,790	6,927
	44,859	39,163	35,686